Related Party Transactions and Balances - Schedule of Accounts Receivable from a Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Schedule of Accounts Receivable from a Related Party [Line Items]
Accounts receivable from a related party	$ 1,499,525	$ 727,180
Zhongxiangxin [Member]
Schedule of Accounts Receivable from a Related Party [Line Items]
Due from a related party-current		6,854,443
Hainan Guoxie [Member]
Schedule of Accounts Receivable from a Related Party [Line Items]
Due from a related party-current	11,466,326	10,190,726
Jiangsu Guomai [Member]
Schedule of Accounts Receivable from a Related Party [Line Items]
Due from a related party-current	10,009,867
Related Party [Member]
Schedule of Accounts Receivable from a Related Party [Line Items]
Accounts receivable from a related party	1,499,525	727,180
Due from a related party-current	21,476,193	17,045,169
Yangzhou Meihua Import and Export Co., Ltd. One [Member]
Schedule of Accounts Receivable from a Related Party [Line Items]
Sales amount from related parties	$ 831,327	$ 768,553	$ 416,441